Note 4 - Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Anti-dilutive securities (in shares)					13,101,267	8,480,267
Stock Compensation Plan [Member]
Anti-dilutive securities (in shares)	6,839,600	3,163,600	6,839,600	3,163,600	7,019,600	3,463,600
Convertible Debt Securities [Member]
Anti-dilutive securities (in shares)	3,102,872	2,466,667	3,102,872	2,466,667	2,466,667	2,466,667
Warrant [Member]
Anti-dilutive securities (in shares)	3,515,500	3,525,500	3,515,500	3,525,500	3,615,000	2,550,000